As filed with the Securities and Exchange Commission on September 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.86%
	Advertising Agencies - 3.08%
40,500	Aimia, Inc. (a)	$539,920

	Aerospace - 2.08%
5,500	Northrop Grumman Corp.	364,100

	Air Transport - 1.44%
2,800	FedEx Corp.	252,840

	Aluminum - 1.07%
22,100	Alcoa Inc.	187,187

	Banks: Diversified - 1.85%
44,300	Bank of America Corp.	325,162

	Beverage: Soft Drinks - 0.97%
2,100	Coca-Cola Co.	169,680

	Chemicals: Diversified - 1.20%
2,900	BASF SE - ADR	211,236

	Computer Services, Software & Systems - 10.55%
36,000	CA Inc.	866,520
27,600	Microsoft Corp.	813,372
5,700	Oracle Corp.	172,140
		1,852,032
	Computer Technology - 2.95%
28,400	Hewlett Packard Co.	518,016

	Consumer Lending - 2.62%
12,000	Cash America International, Inc.	459,840

	Diversified Financial Services - 3.63%
10,200	Citigroup Inc.	276,726
10,000	JPMorgan Chase & Co.	360,000
		636,726
	Diversified Retail - 1.99%
4,700	Wal-Mart Stores, Inc.	349,821

	Electronic Components - 1.24%
6,610	TE Connectivity Ltd.	218,196

	Engineering & Contracting Services - 2.11%
3,500	Fluor Corp.	173,530
7,530	KBR, Inc.	197,587
		371,117
	Financial Data & Systems - 5.00%
1,200	Mastercard, Inc. - Class A	523,884
20,300	Western Union Co.	353,829
		877,713
	Foods - 2.13%
6,600	ConAgra Foods, Inc.	162,954
14,100	Tyson Foods, Inc. - Class A	211,641
		374,595
	Homebuilding - 1.67%
12,902	Lennar Corp. - Class B	292,876

	Household Equipment & Products - 1.22%
4,100	Tupperware Brands Corp.	214,922

	Insurance: Life - 6.38%
135,100	CNO Financial Group, Inc.	1,119,979

	Insurance: Property-Casualty - 4.48%
38,100	XL Group PLC	786,765

	Offshore Drilling & Other Services - 4.43%
14,300	Ensco PLC - Class A	776,919

	Oil: Crude Producers - 1.00%
9,300	Chesapeake Energy Corp.	175,026

	Oil: Integrated - 2.75%
2,600	ConocoPhillips	141,544
5,000	Royal Dutch Shell PLC - Class A - ADR	341,000
		482,544
	Pharmaceuticals - 13.54%
15,100	Eli Lilly & Co.	664,853
14,300	Merck & Co., Inc.	631,631
36,800	Pfizer, Inc.	884,672
2,500	Watson Pharmaceuticals, Inc. (b)	194,575
		2,375,731
	Scientific Instruments: Control & Filter - 1.09%
1,600	Flowserve Corp.	191,968

	Specialty Retail - 1.96%
6,600	Home Depot, Inc.	344,388

	Steel - 1.23%
4,500	Carpenter Technology Corp.	215,370

	Tobacco - 3.80%
7,300	Philip Morris International, Inc.	667,512

	Utilities: Electrical - 7.92%
4,500	American Electric Power Co., Inc.	190,080
5,000	Entergy Corp.	363,350
14,700	Exelon Corp.	575,064
3,700	NextEra Energy, Inc.	262,330
		1,390,824
	Utilities: Telecommunications - 2.48%
15,100	Vodafone Group PLC - ADR	434,125

	TOTAL COMMON STOCKS (Cost $15,050,167)	17,177,130

	SHORT-TERM INVESTMENTS - 2.58%
226,098	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	226,098
226,098	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	226,098
	TOTAL SHORT-TERM INVESTMENTS (Cost $452,196)	452,196

	Total Investments in Securities (Cost $15,502,363) - 100.44%	17,629,326
	Liabilities in Excess of Other Assets - (0.44)%	(76,485)
	NET ASSETS - 100.00%	$17,552,841

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day yield as of July 31, 2012.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.42%
	Aluminum - 1.57%
7,969	Kaiser Aluminum Corp.	$434,629

	Asset Management & Custodian - 6.25%
81,700	Artio Global Investors, Inc.	263,891
17,548	Virtus Investment Partners, Inc. (a)	1,469,119
		1,733,010
	Banks: Diversified - 2.00%
120,699	Park Sterling Corp. (a)	554,008

	Chemicals: Specialty - 2.83%
25,200	Innospec, Inc. (a)	784,224

	Commercial Vehicles & Parts - 0.51%
8,662	Miller Industries, Inc.	142,230

	Computer Services Software & Systems - 0.10%
2,100	E2open, Inc. (a)	26,523

	Consumer Lending - 5.27%
8,000	Cash America International, Inc.	306,560
32,400	EZcorp, Inc. - Class A (a)	729,000
18,200	Nelnet, Inc. - Class A	427,882
		1,463,442
	Containers & Packaging - 1.38%
23,371	UFP Technologies, Inc. (a)	382,584

	Diversified Manufacturing Operations - 3.05%
54,600	A. M. Castle & Co. (a)	398,034
21,100	Harsco Corp.	448,375
		846,409
	Engineering & Contracting Services - 1.51%
26,484	Argan, Inc. (a)	418,712

	Financial Data & Systems - 4.90%
210,413	Global Cash Access Holdings, Inc. (a)	1,359,268

	Foods - 0.95%
68,454	Overhill Farms, Inc. (a)(d)	263,548

	Health Care Facilities - 0.86%
51,900	Tenet Healthcare Corp. (a)	239,778

	Homebuilding - 2.20%
26,929	Lennar Corp. - Class B	611,288

	Insurance: Life - 6.50%
217,600	CNO Financial Group, Inc.	1,803,904

	Insurance: Property-Casualty - 4.21%
56,510	XL Group PLC	1,166,931

	Leisure Time - 2.69%
62,000	Callaway Golf Co.	340,380
22,102	Interval Leisure Group, Inc.	405,351
		745,731
	Machinery: Industrial - 1.28%
111,100	Armtec Infrastructure Trust Unit (a)(b)	355,618

	Metal Fabricating - 2.01%
157,425	Mueller Water Products, Inc. - Class A	557,285

	Metals & Minerals: Diversified - 3.24%
449,779	Uranium Energy Corp. (a)	899,558

	Office Supplies Equipment - 1.51%
24,000	Lexmark International, Inc - Class A	419,760

	Oil Well Equipment & Services - 2.65%
262,897	Cal Dive International, Inc (a)	425,893
14,300	Superior Energy Services, Inc. (a)	309,881
		735,774
	Paper - 1.11%
18,300	Kapstone Paper and Packaging Corp. (a)	307,623

	Pharmaceuticals - 2.52%
14,000	Par Pharmaceutical Cos., Inc. (a)	699,440

	Real Estate - 4.93%
38,400	Granite Real Estate, Inc. (b)	1,366,272

	Real Estate Investment Trusts (REITs) - 4.80%
292,460	CapLease, Inc.	1,330,693

	Rental & Leasing Services: Consumer - 1.64%
12,800	Rent-A-Center, Inc.	455,168

	Restaurants - 6.07%
67,100	Boston Pizza Royalties Income Fund (b)	1,221,095
24,300	Pizza Pizza Royalty Income Fund (b)	247,882
28,800	Second Cup Royalty Income Fund Unit (b)	213,376
		1,682,353
	Specialty Retail - 2.93%
24,800	Collective Brands, Inc. (a)	533,696
102,383	Wet Seal, Inc. - Class A (a)	280,529
		814,225
	Steel - 1.60%
9,300	Carpenter Technology Corp.	445,098

	Telecommunications Equipment - 2.14%
46,806	Arris Group, Inc. (a)	593,968

	Textiles Apparel & Shoes - 3.21%
50,200	Iconix Brand Group, Inc. (a)	890,046

	Utilities: Electrical - 4.71%
22,000	Great Plains Energy, Inc.	487,960
34,400	Nv Energy, Inc.	629,176
7,000	Portland General Electric Co.	190,610
		1,307,746
	Utilities: Telecommunications - 1.29%
50,000	Otelco, Inc.	358,500

	TOTAL COMMON STOCKS (Cost $22,374,169)	26,195,346

	SHORT-TERM INVESTMENTS - 5.49%
761,406	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	761,406
761,405	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	761,405
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,522,811)	1,522,811

	Total Investments in Securities (Cost $23,896,980) - 99.91%	27,718,157
	Other Assets in Excess of Liabilities - 0.09%	25,560
	NET ASSETS - 100.00%	$27,743,717

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of July 31, 2012.
(d)	Security is considered illiquid. As of July 31, 2012, the value of these investments was $263,548 or 0.95% of net assets. See Note 3 in the Notes to Schedule of Investments.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2012:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,442,775	$299,152	$-	$1,741,927
Consumer Staples	1,211,787	-	-	1,211,787
Energy	1,434,489	-	-	1,434,489
Financial Services	4,206,185	-	-	4,206,185
Health Care	2,375,731	-	-	2,375,731
Materials & Processing	613,793	-	-	613,793
Producer Durables	1,180,025	-	-	1,180,025
Technology	2,588,244	-	-	2,588,244
Utilities	1,824,949	-	-	1,824,949
Total Common Stocks	16,877,978	299,152	-	17,177,130
Short-Term Investments	452,196	-	-	452,196
Total Investments in Securities	$17,330,174	$299,152	$-	$17,629,326

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,198,812	$-	$-	$5,198,812
Consumer Staples	-	263,548	-	263,548
Energy	735,774	-	-	735,774
Financial Services	10,777,528	-	-	10,777,528
Health Care	939,218	-	-	939,218
Materials & Processing	3,811,000	-	-	3,811,000
Producer Durables	2,182,729	-	-	2,182,729
Technology	620,491	-	-	620,491
Utilities	1,666,246	-	-	1,666,246
Total Common Stocks	25,931,798	263,548	-	26,195,346
Short-Term Investments	1,522,811	-	-	1,522,811
Total Investments in Securities	$27,454,609	$263,548	$-	$27,718,157

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2012, the end of the reporting period.  The Small Cap Value Fund recognized no transfers to/from Level 1 or Level 2.  In the Equity Income Fund, a transfer in the amount of $299,152 was made into level 2 from level 1 due to a security not trading on July 31, 2012.  There were no Level 3 securities held in the Funds during the period ended July 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Equity Income Fund

Cost of investments	$15,592,349

Gross unrealized appreciation	$2,695,345
Gross unrealized depreciation	(658,368)
Net unrealized appreciation	$2,036,977

Small Cap Value Fund

Cost of investments	$23,935,674

Gross unrealized appreciation	$5,682,244
Gross unrealized depreciation	(1,899,761)
Net unrealized appreciation	$3,782,483

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At July 31, 2012, the Small Cap Value Fund had investments in illiquid securities with a total value of $263,548 or 0.95% of net assets.

Information concerning these illiquid securities is as follows:

	Shares	Dates Acquired	Cost Basis
Overhill Farms, Inc.	68,454	12/09 – 5/11	$352,021

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 9/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 9/25/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 9/25/2012

* Print the name and title of each signing officer under his or her signature.